Shareholder Fees {- Franklin OnChain U.S. Government Money Fund}	Apr. 06, 2021
Franklin OnChain U.S. Government Money Fund -01 | Franklin OnChain U.S. Government Money Fund | Franklin OnChain U.S. Government Money Fund null
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases	none